Note 3 - Equity Compensation Plans and Capital Stock (Details Textual) - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
	Dec. 13, 2023	Mar. 31, 2024	Mar. 31, 2023	Sep. 01, 2016
Treasury Stock, Shares, Acquired (in shares)		0	0
Treasury Stock, Value, Acquired, Cost Method		$ 5,151	$ 37
Share Repurchase Program, Authorized, Number of Shares (in shares)	1,045,774
Restricted Stock, Shares Issued Net of Shares for Tax Withholdings (in shares)		3,723	4,162
Metal One Corporation [Member]
Treasury Stock, Shares, Acquired (in shares)	400,041
Treasury Stock, Value, Acquired, Cost Method	$ 5,100
Cumulative Preferred Stock [Member]
Preferred Stock, Shares Authorized (in shares)		1,000,000
Preferred Stock, Par or Stated Value Per Share (in dollars per share)		$ 1
Preferred Stock, Shares Issued (in shares)		0	0
2016 Restricted Stock Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized (in shares)				500,000
2016 Restricted Stock Plan [Member] | Restricted Stock Units (RSUs) [Member]
Share-Based Payment Arrangement, Expense		$ 200	$ 300
Share-Based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Amount		$ 100	$ 300
Share-Based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Period for Recognition (Year)		9 months 18 days	1 year 4 months 24 days
Share-Based Compensation Arrangement by Share-Based Payment Award, Number of Shares Available for Grant (in shares)		117,998